CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and equivalents	$ 544,311	$ 130,928
Receivables, net	106,148	97,108
Deferred tax asset	110,097
Other current assets	80,824	70,627
Total current assets	841,380	298,663
Property, net	1,179,754	1,147,959
Intangible assets, net	234,319	243,180
Goodwill	2,291,943	2,251,296
Deferred tax asset	96,824
Other long-term assets	402,504	332,740
Total assets	5,046,724	4,273,838
Current liabilities:
Accounts payable	268,163	226,220
Accrued expenses and other liabilities	170,920	155,286
Deferred revenues and income	202,833	171,122
Current maturities of corporate borrowings and capital and financing lease obligations	16,080	14,280
Total current liabilities	657,996	566,908
Corporate borrowings	2,069,672	2,070,671
Capital and financing lease obligations	109,258	116,369
Exhibitor services agreement	329,913	318,154
Deferred tax liability		47,433
Other long-term liabilities	370,946	385,718
Total liabilities	3,537,785	3,505,253
Commitments and contingencies
Stockholder's equity:
Common Stock, 1 share issued with $0.01 par value
Additional paid-in capital	1,163,593	801,811
Accumulated other comprehensive income	24,204	9,444
Accumulated earnings (deficit)	321,142	(42,670)
Total stockholder's equity	1,508,939	768,585
Total liabilities and stockholder's equity	$ 5,046,724	$ 4,273,838